First Trust Merger Arbitrage ETF Investment Strategy - First Trust Merger Arbitrage ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts (“ADRs”). The Fund may invest in securities issued by small, mid and large capitalization issuers. The Fund’s investment sub-advisor, First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”), generally seeks to take advantage of the return opportunity presented by the natural deal spread that emerges after the announcement of a merger or acquisition by purchasing the stock of the company being acquired (the “target company”), while shorting the stock of the company acquiring the target company’s stock (the “acquiring company”). The profit which may be realized is the “spread,” or difference in price between the trading price of the target company’s stock following the announcement of the corporate event and the contractual price to be paid for the target company stock in the future when the transaction closes. Such a spread typically exists due to the uncertainty regarding whether the announced merger, acquisition or other corporate event will close, and if it closes, that such transaction will be at the initially proposed economic terms. The Fund seeks to invest in the securities of companies involved in publicly-announced transactions for inclusion in the Fund’s portfolio. If a company held by the Fund is no longer anticipated to participate in a qualifying transaction, the Sub-Adviser will typically sell those assets within 90 days of the announcement of that change in status. In addition, the Fund does not expect to increase its ownership of those assets after the announcement of that change in status. Merger arbitrage, when executed well, has the potential to produce a differentiated and robust absolute return stream. In deciding upon which opportunities to invest in, the Sub-Advisor assesses a number of factors, including, but not limited to, the probability that the merger will be completed, the attractiveness of a transaction relative to others in the arbitrage universe, and any unique risks which may decrease the likelihood that a transaction will close. Every transaction has its unique set of elements, and the Sub-Advisor’s investment process relies on real-time quantitative-based research to evaluate how attractive each transaction is relative to other deals in the arbitrage universe. The Fund adheres to that quantitative criteria to separate which deals to invest in and which to avoid. In the event that the Sub-Advisor cannot find enough securities that satisfy its investment criteria, the Fund may hold a significant amount of cash or cash equivalents. During periods of market stress or when merger and acquisition activity is low, the availability of transactions of the type in which the Fund invests may be significantly limited. To the extent the Fund has a large cash position, the Fund is less able to satisfy its investment objective. Due to the current market environment, it is expected that the Fund may maintain a large cash position for the foreseeable future. The Sub-Advisor intends to engage in short selling. Short selling is a technique that allows an investor (such as the Fund) to profit from the falling price of a security. It involves selling a security that has been borrowed from a third-party with the intention of buying an identical security back at a later date to return to that third-party. The Fund’s short positions may be significant; however, the Fund will at all times comply with the regulatory requirements of the Securities and Exchange Commission concerning its ability to have exposure to short positions. The Fund intends to invest the proceeds from a sale of a borrowed security in cash or cash equivalents, including money market funds. The Fund’s investment strategy may include active and frequent trading. The Fund may invest up to 10% of its net assets in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”). A SPAC is a publicly listed acquisition vehicle, whereby one or more sponsors raise a pool of capital with the special purpose of acquiring a private operating company. SPACs often have pre-determined time frames to merge with an operating company (typically two years), and if no merger takes place during that time frame the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period, the invested funds are returned to the entity’s shareholders. The Fund will generally dispose of SPAC interests held by the Fund prior to the completion of an acquisition. Depending on the relative market price of the SPAC securities and the net asset value of the underlying U.S. government securities, money market securities and cash held by the SPAC, the Fund may either sell the securities at their current market price or redeem them with the SPAC in accordance with the redemption terms applicable to such securities. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).